SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

At-The-Market Sales – Subsequent to September 30, 2025, the Company issued 1,150,000 common shares in at- the-market offerings under prospectus supplement for gross proceeds of $6,437.

Stock Options Exercises – Subsequent to September 30, 2025, the Company issued 1,307,875 common shares through the exercise of 1,351,250 stock options at an average exercise price of C$1.20 for proceeds of C$1,575